Leases (Details 2)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases
Weighted average remaining lease term - operating leases	2 years 7 months 6 days	1 year 9 months 18 days
Weighted average remaining lease term - finance leases	12 years 8 months 12 days	13 years 8 months 12 days
Weighted average discount rate - operating leases	3.98%	2.38%
Weighted average discount rate - finance leases	2.29%	2.29%